other comprehensive income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Items that may subsequently be reclassified to income
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance beginning	$ (19)	$ (1)
Changes in unrealized fair value of derivatives designated as cash flow hedges total, before tax	115	(24)
Income tax relating to changes in unrealized fair value of derivatives designated as cash flow hedges total	31	(6)
Changes in unrealized fair value of derivatives designated as cash flow hedges total, net	84	(18)
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance ending	65	(19)
Accumulated foreign currency translation balance beginning	23	53
Cumulative foreign currency translation adjustment, before tax	20	(30)
Cumulative foreign currency translation adjustment, net	20	(30)
Accumulated foreign currency translation balance ending	42	23
Accumulated other comprehensive income balance beginning	4	53
Accumulated other comprehensive income excluding employee defined benefit plan re-measurements, before tax	148	(55)
Income tax relating to accumulated other comprehensive income	32	(6)
Accumulated other comprehensive income excluding employee defined benefit plan re-measurements, net	116	(49)
Accumulated other comprehensive income balance ending	119	4
Item never reclassified to income
Accumulated available-for-sale financial assets balance beginning		1
Change in unrealized fair value of available-for-sale financial assets, before tax	13	(1)
Income tax related to change in unrealized fair value of available-for-sale financial assets	1
Change in measurement of investment financial assets	12	(1)
Accumulated available-for-sale financial assets balance ending	12
Employee defined benefit plans re-measurements, before tax	(448)	452
Income tax relating to employee defined benefit plan re-measurements	(110)	119
Employee defined benefit plans re-measurements, net	(338)	333
Other comp. income, before tax	(300)	397
Aggregated income tax relating to components of other comprehensive income	(78)	113
Total	(222)	284
Attributable to:
Accumulated other comprehensive income	119	4
Currency risk
Items that may subsequently be reclassified to income
Changes in unrealized fair value of derivatives designated as cash flow hedges gains (losses) arising, before tax	(34)	233
Income tax relating to changes in unrealized fair value of derivatives designated as cash flow hedges gains (losses) arising	10	40
Changes in unrealized fair value of derivatives designated as cash flow hedges gains (losses) transferred to net income, before tax	(151)	247
Income tax relating to change in unrealized fair value of derivatives designated as cash flow hedges (gains) losses transferred to net income	22	(44)
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance beginning	(19)	(9)
Changes in unrealized fair value of derivatives designated as cash flow hedges total, before tax	117	(14)
Income tax relating to changes in unrealized fair value of derivatives designated as cash flow hedges total	32	(4)
Changes in unrealized fair value of derivatives designated as cash flow hedges total, net	85	(10)
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance ending	66	(19)
Other market risk
Items that may subsequently be reclassified to income
Changes in unrealized fair value of derivatives designated as cash flow hedges gains (losses) arising, before tax	10	(8)
Income tax relating to changes in unrealized fair value of derivatives designated as cash flow hedges gains (losses) arising	2	(2)
Changes in unrealized fair value of derivatives designated as cash flow hedges gains (losses) transferred to net income, before tax	12	2
Income tax relating to change in unrealized fair value of derivatives designated as cash flow hedges (gains) losses transferred to net income	(3)
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance beginning		8
Changes in unrealized fair value of derivatives designated as cash flow hedges total, before tax	(2)	(10)
Income tax relating to changes in unrealized fair value of derivatives designated as cash flow hedges total	(1)	(2)
Changes in unrealized fair value of derivatives designated as cash flow hedges total, net	(1)	(8)
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance ending	(1)
As previously reported
Items that may subsequently be reclassified to income
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance beginning	(19)
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance ending		(19)
Accumulated foreign currency translation balance beginning	23
Accumulated foreign currency translation balance ending		23
Accumulated other comprehensive income balance beginning	4
Accumulated other comprehensive income balance ending		4
Attributable to:
Accumulated other comprehensive income	4	4
As previously reported | Currency risk
Items that may subsequently be reclassified to income
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance beginning	(19)
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance ending		(19)
IFRS 16 effects
Items that may subsequently be reclassified to income
Accumulated foreign currency translation balance beginning	(1)
Cumulative foreign currency translation adjustment, net	5
Accumulated foreign currency translation balance ending		(1)
Accumulated other comprehensive income balance beginning	(1)
Accumulated other comprehensive income balance ending		(1)
Item never reclassified to income
Total	5
Attributable to:
Accumulated other comprehensive income	(1)	(1)
As adjusted
Items that may subsequently be reclassified to income
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance beginning	(19)
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance ending		(19)
Accumulated foreign currency translation balance beginning	22
Accumulated foreign currency translation balance ending		22
Accumulated other comprehensive income balance beginning	3
Accumulated other comprehensive income balance ending		3
Attributable to:
Accumulated other comprehensive income	3	3
As adjusted | Currency risk
Items that may subsequently be reclassified to income
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance beginning	(19)
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance ending		(19)
Common equity
Items that may subsequently be reclassified to income
Accumulated other comprehensive income balance ending	119
Item never reclassified to income
Total	(230)	298
Attributable to:
Accumulated other comprehensive income	119
Non-controlling interests
Item never reclassified to income
Total	$ 8	$ (14)